EXCHANGEABLE SHARES, CLASS B SHARES AND CLASS C SHARES (Tables)	6 Months Ended
Jun. 30, 2023
Equity [abstract]
Disclosure of outstanding common equity
The following table provides a continuity schedule of outstanding exchangeable shares, and the class B shares, along with the carrying value of the corresponding liability and remeasurement gains and losses:

(US$ MILLIONS, except as noted)	Exchangeable shares outstanding (Shares)	Class B shares outstanding (Shares)	Exchangeable shares and class B shares
Balance as at January 1, 2023	72,955,585	1	$1,237
Shares exchanged to LP Units	(622)	—	—
Remeasurement (gains) losses	—	—	20
Balance as at June 30, 2023	72,954,963	1	$1,257
The following table provides a continuity of the company’s outstanding equity for the six-month period ended June 30, 2023:

	Class C shares
(US$ MILLIONS, except as noted)	Shares outstanding (Shares)	Share capital
Balance as at January 1, 2023	25,934,121	$737
Balance as at June 30, 2023	25,934,121	$737